4. Stockholders' Equity (Details - Warrant activity) - Warrants [Member]	9 Months Ended
Sep. 30, 2015 $ / shares shares
Warrants outstanding, beginning | shares	871,591
Warrants granted | shares	3,000,000
Warrants outstanding, ending | shares	3,871,591
Weighted average exercise price, beginning | $ / shares	$ .88
Weighted average exercise price, granted | $ / shares	.22
Weighted average exercise price, ending | $ / shares	$ .37
Weighted average remaining contractual term, beginning	2 years 9 months 25 days
Weighted average remaining contractual term, granted	2 years 7 months 24 days
Weighted average remaining contractual term, ending	2 years 8 months 8 days